Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Income tax based on domestic rate	€ 14,261	€ 9,106	€ 10,918
Different tax rates in foreign jurisdictions	17
Non-deductible expenses	(1,501)	(818)	(634)
Stock issue expenditures that are deductible	843	1,448
Change in unrecognized deductible temporary differences	(7)	(25)	(25)
Current year losses for which no deferred tax asset was recognized	(13,703)	(9,712)	(10,261)
Under-provision in previous years	(42)
Income tax charge	(132)	(1)	(2)
Tax loss carry-forwards	€ 218,700	€ 162,600	€ 123,900